Loans at amortized cost (Tables)	12 Months Ended
Dec. 31, 2019
Loans at amortized cost [Abstract]
Loans at amortized cost

(a)	Loans at amortized cost as of December 31, 2018 and 2019 are as follows:

	2018		2019
Household loans	~~W~~	120,832,081	134,423,473
Corporate loans		152,164,476	161,029,877
Public and other loans		2,831,026	3,311,735
Loans to banks		3,585,563	2,633,532
Credit card receivables		22,447,614	24,024,491

		301,860,760	325,423,108

Discount		(23,588)	(27,824)
Deferred loan origination costs		497,368	534,530

		302,334,540	325,929,814
Less: Allowance for credit loss		(2,725,068)	(2,684,835)

	~~W~~	299,609,472	323,244,979

Changes in loans at amortized cost and other assets
(b)	Changes in carrying value of loans at amortized cost and other assets as of December 31, 2018 and 2019 are as follows:

i)	Loans at amortized cost

	2018
	Retail				Corporate			Credit cards			Others
	12 months expected credit loss		Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	104,325,268	7,345,842	301,838	119,852,620	18,455,422	1,084,348	16,467,623	3,743,265	385,252	4,665,298	486,090	13,163	277,126,029
Transfer (from) to 12 months expected credit losses		3,406,566	(3,402,543)	(4,023)	3,736,019	(3,734,730)	(1,289)	318,142	(318,025)	(117)	71,381	(71,381)	—	—
Transfer (from) to lifetime expected credit losses		(4,920,514)	4,935,853	(15,339)	(15,002,047)	15,051,204	(49,157)	(587,777)	588,002	(225)	(366,998)	366,998	—	—
Transfer (from) to credit- impaired financial assets		(536,996)	(36,489)	573,485	(1,349,787)	(114,560)	1,464,347	(37,526)	(25,522)	63,048	(24,068)	(8,557)	32,625	—
Origination		47,789,131	34,200	5,396	75,450,183	386,318	9,260	2,633,086	6,285	181,250	5,244,411	—	—	131,739,520
Collection		(35,972,892)	(2,046,703)	(215,294)	(53,902,860)	(8,365,144)	(758,426)	(74,777)	(120,969)	(1,511)	(3,988,422)	(169,909)	(12,980)	(105,629,887)
Charge off		—	—	(227,787)	—	—	(312,841)	—	—	(308,202)	—	—	(2,567)	(851,397)
Disposal		(42,664)	(3,059)	(74,664)	(79,250)	(15,997)	(493,273)	—	—	—	—	—	(14,555)	(723,462)
Others (*1)		231,971	(7,043)	5,110	763,888	120,077	(23,588)	(563,615)	(42,527)	93,680	93,585	2,199	—	673,737

Ending balance	~~W~~	114,279,870	6,820,058	348,722	129,468,766	21,782,590	919,381	18,155,156	3,830,509	413,175	5,695,187	605,440	15,686	302,334,540

(*1)	Other changes are due to restructuring, debt-equity swap and exchange rate fluctuations.
(*2)	The amount of uncollected loans currently in recovery (principal and interest) is ~~W~~9,597,389 million, which is written off as of December 31, 2018.
ii)	Other financial assets

	2018
	12 months expected credit loss		Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	31,599,203	456,538	23,243	32,078,984
Transfer (from) to 12 months expected credit losses		28,028	(28,024)	(4)	—
Transfer (from) to lifetime expected credit losses		(51,596)	51,607	(11)	—
Transfer (from) to credit- impaired financial assets		(22,162)	(2,986)	25,148	—
Origination		30,085,141	27,251	21,930	30,134,322
Collection		(30,207,574)	(410,559)	(4,236)	(30,622,369)
Charge off		—	—	(20,984)	(20,984)
Disposal		—	(495)	(13,083)	(13,578)
Others (*2)		77,654	6,129	—	83,783

Ending balance	~~W~~	31,508,694	99,461	32,003	31,640,158

(*1)	The amortized cost includes the gross carrying amount of deposits and other assets.
(*2)	Other changes are due to restructuring, debt-equity swap and exchange rate fluctuations.
i)	Loans at amortized cost

	2019
	Retail				Corporate			Credit card			Others
	12 months expected credit loss		Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	114,279,870	6,820,058	348,722	129,468,766	21,782,590	919,381	18,155,156	3,830,509	413,175	5,695,187	605,440	15,686	302,334,540
Transfer (from) to 12 months expected credit losses		2,619,036	(2,614,416)	(4,620)	4,093,725	(4,088,373)	(5,352)	320,288	(320,129)	(159)	37,430	(37,430)	—	—
Transfer (from) to lifetime expected credit losses		(5,385,659)	5,406,091	(20,432)	(16,484,206)	16,597,346	(113,140)	(603,069)	603,280	(211)	(210,161)	210,333	(172)	—
Transfer (from) to credit- impaired financial assets		(627,950)	(43,168)	671,118	(1,088,270)	(76,177)	1,164,447	(36,483)	(22,473)	58,956	(39,844)	—	39,844	—
Origination		51,784,970	25,296	4,469	75,800,467	480,163	2,485	1,647,393	315,643	305,487	5,495,139	—	—	135,861,512
Collection		(38,870,803)	(1,814,003)	(238,174)	(57,057,718)	(9,966,512)	(395,670)	(59,799)	(5,328)	253	(5,949,565)	(149,802)	(11,979)	(114,519,100)
Charge off		—	—	(257,742)	—	—	(259,400)	—	—	(332,862)	—	—	(8,718)	(858,722)
Disposal		—	(5,122)	(108,624)	(117,453)	(3,806)	(283,747)	—	—	—	—	—	(18,398)	(537,150)
Others (*1)		320,096	88,420	10,744	583,534	(80,749)	(50,283)	(3,880)	(276,926)	(404)	139,207	927	—	730,686
Business combination (Note 50)		2,466,991	7,752	10,431	392,828	17,180	22,866	—	—	—	—	—	—	2,918,048

Ending balance	~~W~~	126,586,551	7,870,908	415,892	135,591,673	24,661,662	1,001,587	19,419,606	4,124,576	444,235	5,167,393	629,468	16,263	325,929,814

(*1)	Other changes are due to restructuring, debt-equity swap and exchange rate fluctuations.
(*2)	The amount of uncollected loans currently in recovery (principal and interest) is ~~W~~10,155,562 million, which is written off as of December 31, 2019
ii)	Other financial assets

	2019
	12 month expected credit loss		Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	31,508,694	99,461	32,003	31,640,158
Transfer (from) to 12 month expected credit losses		12,685	(12,675)	(10)	—
Transfer (from) to lifetime expected credit losses		(253,546)	253,575	(29)	—
Transfer (from) to credit- impaired financial assets		(3,124)	(5,324)	8,448	—
Origination		62,331,232	29,315	27,281	62,387,828
Collection		(51,845,962)	(259,371)	(2,036)	(52,107,369)
Charge off		—	—	(29,456)	(29,456)
Disposal (*2)		(182,212)	(3)	(1,062)	(183,277)
Others (*3)		261,019	42	—	261,061
Business combination (Note 50)		1,416,216	1,497	10,826	1,428,539

Ending balance	~~W~~	43,245,002	106,517	45,965	43,397,484

(*1)	The amortized cost includes the gross carrying amount of deposits and other assets.
(*2)	Included the disposal amount of financial instruments for the purpose of collecting loans for credit concentration risk management of non-current assets, which recognized gains of ~~W~~13,317 million.
(*3)	Other changes are due to restructuring, debt-equity swap and exchange rate fluctuations.

Changes in allowances for credit loss of loans at amortized cost and other assets

(c)	Changes in allowance for credit loss of loans at amortized cost and other financial assets as of December 31, 2018 and 2019 are as follows:

i)	Loans at amortized cost

	2018
	Retail				Corporate			Credit cards			Others (*)
	12 months expected credit loss		Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	88,167	125,362	160,536	472,685	624,730	609,925	160,478	335,170	278,759	9,283	2,997	3,894	2,871,986
Transfer (from) to 12 month expected credit losses		45,985	(45,516)	(469)	49,898	(49,552)	(346)	57,848	(57,814)	(34)	433	(433)	—	—
Transfer (from) to lifetime expected credit losses		(5,862)	11,415	(5,553)	(43,180)	79,567	(36,387)	(19,671)	19,687	(16)	(221)	221	—	—
Transfer (from) to credit- impaired financial assets		(750)	(3,551)	4,301	(798)	(34,627)	35,425	(1,288)	(3,793)	5,081	(4)	(140)	144	—
Provision (reversal)		(10,735)	369	169,495	(49,962)	(43,876)	203,667	122,112	132,670	166,338	1,165	3,229	10,043	704,515
Charge off		—	—	(227,787)	—	—	(312,841)	—	—	(308,202)	—	—	(2,567)	(851,397)
Amortization of discount		—	—	(218)	—	—	(17,653)	—	—	(2,907)	—	—	—	(20,778)
Disposal		(302)	(17)	(4,242)	(334)	(357)	(52,871)	—	—	—	—	—	(2,454)	(60,577)
Collection		—	—	57,065	—	—	78,249	—	—	175,120	—	—	846	311,280
Others (*)		(1,208)	298	3,331	6,484	6,030	12,515	(149,237)	(74,155)	(34,041)	14	8	—	(229,961)

Ending balance	~~W~~	115,295	88,360	156,459	434,793	581,915	519,683	170,242	351,765	280,098	10,670	5,882	9,906	2,725,068

(*)	Other changes are due to restructuring, debt-equity swap and exchange rate fluctuations.
ii)	Other financial assets

	2018
	12 months expected credit loss		Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	39,048	7,666	20,166	66,880
Transfer (from) to 12 months expected credit losses		581	(578)	(3)	—
Transfer (from) to lifetime expected credit losses		(212)	222	(10)	—
Transfer (from) to credit- impaired financial assets		(94)	(2,209)	2,303	—
Provision (reversal)		(1,998)	1,775	24,293	24,070
Charge off		—	—	(20,984)	(20,984)
Disposal		—	(7)	(2,736)	(2,743)
Collection		—	—	1,815	1,815
Others (*2)		2,602	61	(80)	2,583

Ending balance	~~W~~	39,927	6,930	24,764	71,621

(*1)	The amortized cost includes the gross carrying amount of deposits and other assets.
(*2)	Other changes are due to restructuring, debt-equity swap and exchange rate fluctuations.
i)	Loans at amortized cost

	2019
	Retail				Corporate			Credit cards			Others
	12 month expected credit loss		Life time expected credit loss	Impaired financial asset	12 month expected credit loss	Life time expected credit loss	Impaired financial asset	12 month expected credit loss	Life time expected credit loss	Impaired financial asset	12 month expected credit loss	Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	115,295	88,360	156,459	434,793	581,915	519,683	170,242	351,765	280,098	10,670	5,882	9,906	2,725,068
Transfer (from) to 12 months expected credit losses		18,079	(17,592)	(487)	50,720	(48,295)	(2,425)	55,815	(55,712)	(103)	757	(757)	—	—
Transfer (from) to lifetime expected credit losses		(9,411)	17,342	(7,931)	(35,790)	118,605	(82,815)	(20,607)	20,756	(149)	(159)	289	(130)	—
Transfer (from) to credit- impaired financial assets		(942)	(3,739)	4,681	(565)	(13,332)	13,897	(1,250)	(3,916)	5,166	—	—	—	—
Provision (reversal)		(7,751)	19,130	214,260	(43,230)	(31,265)	277,436	57,062	280,047	147,332	(4,067)	1,907	37	910,898
Charge off		—	—	(257,742)	—	—	(259,400)	—	—	(332,862)	—	—	(8,718)	(858,722)
Amortization of discount		—	—	(274)	—	—	(19,396)	—	—	(5,541)	—	—	—	(25,211)
Disposal		—	(241)	(21,561)	(6)	(245)	(30,436)	—	—	—	—	—	(820)	(53,309)
Collection		—	—	70,319	—	—	62,973	—	—	190,738	—	—	1,876	325,906
Others (*)		2,484	(15,353)	4,522	13,810	(76,711)	(27,910)	(87,378)	(227,692)	30,171	300	160	—	(383,597)
Business combination (Note 50)		15,658	3,118	6,792	20	614	17,600	—	—	—	—	—	—	43,802

Ending balance	~~W~~	133,412	91,025	169,038	419,752	531,286	469,207	173,884	365,248	314,850	7,501	7,481	2,151	2,684,835

(*)	Other changes are due to restructuring, debt-equity swap and exchange rate fluctuations.
ii)	Other financial assets

	2019
	12 months expected credit loss		Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	39,927	6,930	24,764	71,621
Transfer (from) to 12 months expected credit losses		458	(453)	(5)	—
Transfer (from) to lifetime expected credit losses		(231)	244	(13)	—
Transfer (from) to credit- impaired financial assets		(172)	(2,310)	2,482	—
Provision		2,822	2,667	28,456	33,945
Charge off		—	—	(29,456)	(29,456)
Collection		—	—	1,873	1,873
Others (*2)		(9,738)	9	435	(9,294)
Business combination (Note 50)		921	185	9,054	10,160

Ending balance	~~W~~	33,987	7,272	37,590	78,849

(*1)	The amortized cost includes the gross carrying amount of deposits and other assets.
(*2)	Other changes are due to restructuring, debt-equity swap and exchange rate fluctuations.

Changes in deferred loan origination costs
(d)	Changes in deferred loan origination costs for the years ended December 31, 2018 and 2019 are as follows:

	2018		2019
Beginning balance	~~W~~	434,746	497,368
Loan origination		235,032	232,943
Amortization		(172,410)	(208,998)
Business combination (Note 50)		—	13,217

Ending balance	~~W~~	497,368	534,530